UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Douglas E. Schaller
Address:  Schaller Investment Group Inc.
          324 Indera Mills Court
          Winston-Salem, NC  27101

Form 13F File Number:  028-11085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Douglas E. Schaller
Title:    President
Phone:    336-774-1515

Signature, Place, and Date of Signing:

   /s/ Douglas E. Schaller          Winston-Salem, NC              7/30/2012
   -----------------------          -----------------              ---------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           30
                                         -----------

Form 13F Information Table Value Total:  $   108,056
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           SCHALLER INVESTMENT GROUP
                                    FORM 13F
                                      sec
                                 June 30, 2012


                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance Auto Parts             COM              00751y106    10293   150885 SH       Sole                   150885
Benchmark Bankshares           COM              08160e207      342    21828 SH       Sole                    21828
Berkley WR                     COM              084423102    13366   343425 SH       Sole                   343425
Berkshire Hthwy CL B           COM              084670207     9434   113210 SH       Sole                   113210
Cardinal Bankshares            COM              141478107     2364   151267 SH       Sole                   151267
Copart                         COM              217204106     1184    50000 SH       Sole                    50000
Everest Re Group LTD           COM              g3223r108     5174    50000 SH       Sole                    50000
Expeditors Intl Wash           COM              302130109     2145    55345 SH       Sole                    55345
Factset Research Systems       COM              303075105      511     5500 SH       Sole                     5500
Goldman Sachs Group            COM              38141g104      952     9929 SH       Sole                     9929
Google                         COM              38259p508     8384    14454 SH       Sole                    14454
High Point Bank                COM              429706104      438     5048 SH       Sole                     5048
Homefed                        COM              43739d307      346    14927 SH       Sole                    14927
Hometown Bankshares            COM              43787n108       69    14010 SH       Sole                    14010
Howard Hughes                  COM              44267d107     4389    71200 SH       Sole                    71200
Imperial Metals                COM              452892102     1824   200000 SH       Sole                   200000
JC Penney                      COM              708160106     4902   210315 SH       Sole                   210315
Johnson & Johnson              COM              478160104     3505    51885 SH       Sole                    51885
LPL Financial Holdings         COM              50212v100     1732    51300 SH       Sole                    51300
Lowes Companies                COM              548661107     4241   149115 SH       Sole                   149115
McDonalds                      COM              580135101     6160    69580 SH       Sole                    69580
Metro Bancorp                  COM              59161r101     1178    97950 SH       Sole                    97950
Microsoft                      COM              594918104    10485   342750 SH       Sole                   342750
Republic First Bancorp         COM              760416107     5314  2542394 SH       Sole                  2542394
Ritchie Bros.                  COM              767744105     2374   111730 SH       Sole                   111730
Solta Medical                  COM              83438k103      982   335000 SH       Sole                   335000
Target                         COM              87612e106     1522    26150 SH       Sole                    26150
Vistaprint NV US Listed        COM              n93540107     2422    75000 SH       Sole                    75000
Walgreen                       COM              931422109     1804    61000 SH       Sole                    61000
Wells Fargo                    COM              949749610      217     6500 SH       Sole                     6500
